UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Series Inflation-Protected Bond Index Fund

March 31, 2014

1.899335.104

SIB-S-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.8%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	$ 73,050,573	$ 75,079,407
0.125% 4/15/17	82,203,913	84,589,717
0.125% 4/15/18	91,393,870	93,571,603
0.125% 1/15/22	72,715,147	71,300,619
0.125% 7/15/22	75,000,776	73,515,386
0.125% 1/15/23	75,347,501	72,957,553
0.375% 7/15/23	74,738,051	73,970,267
0.5% 4/15/15	41,577,412	42,451,203
0.625% 7/15/21	65,879,251	67,894,234
0.625% 1/15/24	50,921,412	51,128,255
1.125% 1/15/21	62,062,203	65,926,568
1.25% 7/15/20	54,257,896	58,522,241
1.375% 7/15/18	27,541,756	29,910,787
1.375% 1/15/20	35,307,098	38,195,112
1.625% 1/15/18	27,923,031	30,334,659
1.875% 7/15/15	37,085,963	38,908,404
1.875% 7/15/19	29,113,541	32,436,590
2% 1/15/16	36,346,878	38,594,424
2.125% 1/15/19	25,623,072	28,641,777
2.375% 1/15/17	30,844,615	33,803,786
2.5% 7/15/16	35,567,638	38,827,091
2.625% 7/15/17	26,443,012	29,630,638
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS (Cost $1,147,564,109)		1,170,190,321
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.05%, dated 3/31/14 due 4/1/14 (Collateralized by U.S. Government Obligations) # (Cost $1,008,000)	$ 1,008,001	1,008,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,148,572,109)		1,171,198,321
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,057,023
NET ASSETS - 100%		$ 1,172,255,344
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,008,000 due 4/01/14 at 0.05%
BNP Paribas Securities Corp.	$ 66,847
Barclays Capital, Inc.	63,422
Citibank NA	126,843
Commerz Markets LLC	8,852
Credit Agricole CIB New York Branch	443,953
Deutsche Bank Securities, Inc.	44,395
HSBC Securities (USA), Inc.	126,844
ING Financial Markets LLC	63,422
J.P. Morgan Securities, Inc.	31,711
UBS Securities LLC	31,711
$ 1,008,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $1,150,422,437. Net unrealized appreciation aggregated $20,775,884, of which $33,934,502 related to appreciated investment securities and $13,158,618 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® Inflation-Protected Bond Index Fund

March 31, 2014

1.939226.101

PIB-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$ 1,732,462	$ 1,453,373
0.75% 2/15/42	2,381,719	2,079,538
1.375% 2/15/44	1,152,087	1,177,919
1.75% 1/15/28	1,992,828	2,209,859
2% 1/15/26	2,469,947	2,815,933
2.125% 2/15/40	1,091,859	1,309,336
2.125% 2/15/41	1,355,330	1,630,367
2.375% 1/15/25	3,391,134	3,997,563
2.375% 1/15/27	1,987,880	2,362,005
2.5% 1/15/29	1,919,470	2,332,755
3.375% 4/15/32	774,796	1,071,791
3.625% 4/15/28	1,903,028	2,589,827
3.875% 4/15/29	2,095,681	2,960,969
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	5,135,930	5,278,570
0.125% 4/15/17	5,779,987	5,947,739
0.125% 4/15/18	6,425,942	6,579,059
0.125% 1/15/22	5,112,081	5,012,636
0.125% 7/15/22	5,273,508	5,169,066
0.125% 1/15/23	5,297,428	5,129,399
0.375% 7/15/23	5,254,297	5,200,319
0.5% 4/15/15	2,923,715	2,985,160
0.625% 7/15/21	4,631,389	4,773,045
0.625% 1/15/24	3,580,537	3,595,081
1.125% 1/15/21	4,363,364	4,635,054
1.25% 7/15/20	3,814,740	4,114,556
1.375% 7/15/18	1,936,047	2,102,577
1.375% 1/15/20	2,482,226	2,685,265
1.625% 1/15/18	1,963,800	2,133,408
1.875% 7/15/15	2,608,114	2,736,280
1.875% 7/15/19	2,047,303	2,280,984
2% 1/15/16	2,555,971	2,714,022
2.125% 1/15/19	1,801,818	2,014,094
2.375% 1/15/17	2,168,807	2,376,878
U.S. Treasury Inflation-Protected Obligations - continued
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes: - continued
2.5% 7/15/16	$ 2,500,424	$ 2,729,566
2.625% 7/15/17	1,858,640	2,082,693
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $113,878,996)	110,266,686
NET OTHER ASSETS (LIABILITIES) - 0.3%	346,739
NET ASSETS - 100%	$ 110,613,425
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $114,303,184. Net unrealized depreciation aggregated $4,036,498, of which $166,472 related to appreciated investment securities and $4,202,970 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 30, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2014